Note 26 - Pensions (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Post-employment benefit expense, defined contribution plans	$ 270	$ 790	$ 760	$ 900
Superannuation in Australia [member]
Statement Line Items [Line Items]
Pension Plan, Employer Contribution Rate		9.50%
Pension for UK employees [member]
Statement Line Items [Line Items]
Pension Plan, Employer Contribution Rate		4.00%